Summary of Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance corporation coverage limit amount	$ 250,000	$ 250,000
Cash	711,805	1,277,337
Unrecognized tax benefits
Amounts accrued for interest and penalties
Assets held in the trust account	235,596,242	231,467,889
Marketable securities	235,596,229	231,467,815
Held in cash	$ 13	$ 74
Warrants purchase		7,886,643
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Warrants purchase	7,886,643	7,886,643